Unaudited Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the period	€ (171,493)	€ (86,399)
Adjustments for non-cash transactions	5,673	17,003
Changes in non-current operating assets and liabilities	(92,844)	8,341
Changes in working capital	159,254	146,614
Cash generated from/(used in) operations	(99,410)	85,560
Income tax paid	(818)	(1,313)
Net cash generated from/(used in) operating activities	(100,228)	84,247
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(15,952)	(39,173)
Purchases of intangible assets	(76)	(761)
Interest received	35	33
Net cash used in investing activities	(15,994)	(39,902)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock, net of costs of equity transactions	94,308	85,177
Disposal/(Purchase) of treasury shares		209
Proceeds from borrowings, net of transaction costs	18,074
Repayment of borrowings	(1,793)	(1,764)
Payment of lease liabilities	(1,529)	(1,161)
Interest paid	(4,054)	(3,718)
Net cash generated from financing activities	105,006	78,743
Net change in cash and cash equivalents	(11,216)	123,088
Cash and cash equivalents at beginning of the period, excluding restricted cash	346,642	204,394
Exchange gains/(losses) on cash	751	2,242
Restricted cash	48	42
Cash and cash equivalents at end of the period	€ 336,225	€ 329,766